Loans and Borrowings - Schedule of components of loans and borrowings (Details) - CAD ($) $ in Thousands	Jul. 31, 2021	Jun. 01, 2021	Jul. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total Loans and Borrowings	$ 50,159		$ 29,930
Current	50,159		29,930
Non-current	0		0
Term loan
Disclosure of detailed information about borrowings [line items]
Total Loans and Borrowings	0		29,930
Current	0		29,930
Non-current	0		0
Senior Notes Payable
Disclosure of detailed information about borrowings [line items]
Total Loans and Borrowings	50,159	$ 51,875	0
Current	50,159		0
Non-current	0		0
RDC Loan
Disclosure of detailed information about borrowings [line items]
Total Loans and Borrowings	$ 0		$ 0